Investments - Cost (amortized cost for fixed maturities and short-term investments), fair value, gross unrealized gains, gross unrealized (losses), and OTTI recorded in AOCI (Details) - USD ($)
$ in Thousands
	Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	$ 31,444,747		$ 31,517,654		$ 27,728,771
Fixed maturities, at fair value	32,647,573		32,257,589		29,359,034
Non credit-related OTTI	(55,423)	[1]	(57,734)	[1],[2]	(76,720)	[2]
Amortized cost of short-term investments, available for sale	317,939		618,851		257,221
Short-term investments, at fair value	317,304		617,390		256,727
Cost of equity securities, available for sale	831,543		834,079		763,833
Equity securities, at fair value	878,407		878,919		868,292
Amortized cost	32,594,229		32,970,584		28,749,825
Gross unrealized gains	1,488,746		1,153,289		1,947,804
Gross unrealized losses	(239,691)		(369,975)		(213,576)
Total investments available for sale	33,843,284		33,753,898		30,484,053
Excluding Life Funds Withheld Assets
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	29,016,396		28,839,622		23,427,432
Gross unrealized gains, fixed maturities	859,790		587,258		936,840
Gross unrealized losses, fixed maturities	(191,970)		(322,394)		(186,803)
Fixed maturities, at fair value	29,684,216		29,104,486		24,177,469
Non credit-related OTTI	(55,423)	[1]	(57,734)	[1],[2]	(76,720)	[2]
Amortized cost of short-term investments, available for sale	317,939		618,851		257,221
Short term investments, gross unrealized gains	433		967		49
Short term investments, gross unrealized losses	(1,068)		(2,428)		(543)
Short-term investments, at fair value	317,304		617,390		256,727
Cost of equity securities, available for sale	831,543		834,079		763,833
Equity securities, gross unrealized gains	93,517		89,993		130,689
Equity securities, gross unrealized losses	(46,653)		(45,153)		(26,230)
Equity securities, at fair value	878,407		878,919		868,292
Amortized cost	30,165,878		30,292,552		24,448,486
Gross unrealized gains	953,740		678,218		1,067,578
Gross unrealized losses	(239,691)		(369,975)		(213,576)
Total investments available for sale	30,879,927		30,600,795		25,302,488
Excluding Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	4,483,796		5,047,621		2,100,851
Gross unrealized gains, fixed maturities	101,066		52,355		77,889
Gross unrealized losses, fixed maturities	(7,875)		(34,339)		(6,787)
Fixed maturities, at fair value	4,576,987		5,065,637		2,171,953
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Excluding Life Funds Withheld Assets | RMBS - Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	4,259,838		3,697,756		3,625,171
Gross unrealized gains, fixed maturities	112,260		77,776		114,188
Gross unrealized losses, fixed maturities	(5,091)		(17,561)		(10,783)
Fixed maturities, at fair value	4,367,007		3,757,971		3,728,576
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Excluding Life Funds Withheld Assets | RMBS - Non-Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	303,377		319,876		404,398
Gross unrealized gains, fixed maturities	20,313		25,644		41,108
Gross unrealized losses, fixed maturities	(20,847)		(16,980)		(18,155)
Fixed maturities, at fair value	302,843		328,540		427,351
Non credit-related OTTI	(52,025)	[1]	(54,200)	[1],[2]	(67,918)	[2]
Excluding Life Funds Withheld Assets | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	317,886		401,713		1,033,819
Gross unrealized gains, fixed maturities	10,324		7,933		23,987
Gross unrealized losses, fixed maturities	(2,725)		(4,330)		(5,262)
Fixed maturities, at fair value	325,485		405,316		1,052,544
Non credit-related OTTI	(1,163)	[1]	(1,182)	[1],[2]	(2,033)	[2]
Excluding Life Funds Withheld Assets | Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	25,845		41,679		717,544
Gross unrealized gains, fixed maturities	2		4		1,659
Gross unrealized losses, fixed maturities	(4,118)		(9,273)		(27,169)
Fixed maturities, at fair value	21,729		32,410		692,034
Non credit-related OTTI	(1,208)	[1]	(1,208)	[1],[2]	(1,663)	[2]
Excluding Life Funds Withheld Assets | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	1,154,679		1,164,426		1,028,528
Gross unrealized gains, fixed maturities	19,123		17,665		42,810
Gross unrealized losses, fixed maturities	(10,904)		(13,519)		(6,045)
Fixed maturities, at fair value	1,162,898		1,168,572		1,065,293
Non credit-related OTTI	(1,027)	[1]	(1,144)	[1],[2]	(1,797)	[2]
Excluding Life Funds Withheld Assets | US States and political subdivisions of the States
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	2,436,400		2,514,048		1,892,566
Gross unrealized gains, fixed maturities	149,140		125,395		129,910
Gross unrealized losses, fixed maturities	(793)		(7,373)		(1,204)
Fixed maturities, at fair value	2,584,747		2,632,070		2,021,272
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Excluding Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	5,442,418		5,249,148		4,162,425
Gross unrealized gains, fixed maturities	161,392		100,383		139,484
Gross unrealized losses, fixed maturities	(57,115)		(97,917)		(61,836)
Fixed maturities, at fair value	5,546,695		5,251,614		4,240,073
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	2,428,351		2,678,032		4,301,339
Gross unrealized gains, fixed maturities	535,006		475,071		880,226
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	2,963,357		3,153,103		5,181,565
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	10,315		10,721		14,866
Gross unrealized gains, fixed maturities	2,377		2,021		3,858
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	12,692		12,742		18,724
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | RMBS - Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	597		591		3,301
Gross unrealized gains, fixed maturities	136		161		481
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	733		752		3,782
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | RMBS - Non-Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	23,172		24,401		71,075
Gross unrealized gains, fixed maturities	2,657		2,552		14,260
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	25,829		26,953		85,335
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	92,586		107,968		168,886
Gross unrealized gains, fixed maturities	16,328		14,513		24,281
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	108,914		122,481		193,167
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	105,635		132,674		238,168
Gross unrealized gains, fixed maturities	16,086		17,121		35,373
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	121,721		149,795		273,541
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	650,259		737,735		1,397,194
Gross unrealized gains, fixed maturities	226,668		195,781		391,842
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	876,927		933,516		1,789,036
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Financial Services Sector | Excluding Life Funds Withheld Assets | Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	3,656,521		3,535,830		2,687,797
Gross unrealized gains, fixed maturities	75,341		49,535		87,058
Gross unrealized losses, fixed maturities	(27,547)		(23,456)		(12,939)
Fixed maturities, at fair value	3,704,315		3,561,909		2,761,916
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Financial Services Sector | Life Funds Withheld Assets | Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	486,901		531,016		701,587
Gross unrealized gains, fixed maturities	60,378		67,220		99,432
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	547,279		598,236		801,019
Non credit-related OTTI	0	[1]	0	[1],[2]	0	[2]
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	6,935,636		6,867,525		5,774,333
Gross unrealized gains, fixed maturities	210,829		130,568		278,747
Gross unrealized losses, fixed maturities	(54,955)		(97,646)		(36,623)
Fixed maturities, at fair value	7,091,510		6,900,447		6,016,457
Non credit-related OTTI	0	[1]	0	[1],[2]	(3,309)	[2]
Non-Financial Services Sector | Life Funds Withheld Assets | Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of fixed maturities, available for sale	1,058,886		1,132,926		1,706,262
Gross unrealized gains, fixed maturities	210,376		175,702		310,699
Gross unrealized losses, fixed maturities	0		0		0
Fixed maturities, at fair value	1,269,262		1,308,628		2,016,961
Non credit-related OTTI	$ 0	[1]	$ 0	[1],[2]	$ 0	[2]

[1]	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.
[2]	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.